Long-term Investments - Carrying Value of Equity Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total carrying value of the equity securities
Initial cost basis	$ 689,724	$ 662,460
Upward adjustments	92,736	85,710
Downward adjustments	(579,719)	(554,013)
Impairment charges		14,200
Foreign currency translation	(1,451)	2,422
Total carrying value at the end of the period	201,290	$ 196,579
Online education company
Total carrying value of the equity securities
Impairment charges	$ 15,900